Prospectus Supplement dated February 28, 2005 to:                  222803  2/05
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PUTNAM VARIABLE TRUST                         Prospectuses dated April 30, 2004

In the section entitled "Who manages the funds?", the table entries with respect to Putnam VT Health Sciences Fund, Putnam VT Research Fund and Putnam VT Utilities Growth and Income Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund's portfolio are replaced with the following:

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PUTNAM VT HEALTH SCIENCES FUND
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Global Equity Research Team
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Portfolio leaders   Since Employer              Positions Over Past Five Years
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Sheba M. Alexander  2005  Putnam Management     Analyst and Sector Team
                          2001 -- Present       leader, Global Equity
                                                Research. Previously, Analyst.
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Kelsey Chen         2005  Putnam Management     Analyst and Sector Team
                          2000 -- Present       leader, Global Equity
                                                Research. Previously, Analyst.
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PUTNAM VT RESEARCH FUND
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Global Equity Research Team
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Portfolio leaders   Since Employer              Positions Over Past Five Years
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Joshua H. Brooks    2005  Putnam Management     Deputy Head of Investments.
                          2003  -- Present      Previously, Chief Investment
                                                Officer, Large Cap Equities;
                                                Chief Investment Officer, Core
                                                Equities; Director, Global
                                                Equity Research.

                          Delaware Investments  Chief Investment Officer,
                          Prior to April 2003   Value Investing.
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Kelly A. Morgan     2005  Putnam Management     Director, Global Equity
                          1996 -- Present       Research.
                                                Previously, Associate
                                                Director, Global Equity
                                                Research; Director, Global
                                                Growth.
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Portfolio members   Since Employer              Positions Over Past Five Years
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Mark A. Bogar       2005  Putnam Management     Portfolio Manager. Previously,
                          1998 -- Present       Analyst.
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John W. Coffey      2005  Putnam Management     Analyst and Sector Team
                          2004 -- Present       leader, Global Equity
                                                Research. Previously, Analyst.

                          Citigroup Asset       Equity Analyst.
                          Management
                          Prior to April 2004
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Charles E. Dane     2005  Putnam Management     Analyst and Sector Team
                          1995 -- Present       leader, Global Equity Research.
                                                Previously, Analyst.
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PUTNAM VT UTILITIES GROWTH AND INCOME FUND
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Global Equity Research and Core Fixed-Income Teams
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Portfolio leader    Since Employer              Positions Over Past Five Years
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Michael R. Yogg     2005  Putnam Management     Analyst and Sector Team
                          1997 -- Present       leader, Global Equity Research.
                                                Previously, Associate
                                                Director, Global Equity
                                                Research; Analyst.
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Portfolio member    Since Employer              Positions Over Past Five Years
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Kevin F. Murphy     2005  Putnam Management     Team leader, High Grade
                          1999 -- Present       Credit, Core Fixed-Income.
                                                Previously, Investment
                                                Strategist.
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                                                                        HV-5038